Financial risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Interest-bearing debt	SFr 0
Short-term debt	0	SFr 0
Long-term debt	SFr 0	SFr 0
Foreign exchange risk
Financial risk management
Subsequent period of currency transactions economically hedged	12 months
Foreign exchange risk | EUR
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 3,007	SFr (3,783)	SFr (4,901)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 3,007	SFr (3,783)	SFr (4,901)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (3,007)	SFr 3,783	SFr 4,901
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (3,007)	SFr 3,793	SFr 4,901
Foreign exchange risk | GBP
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 3,992	SFr (2,285)	SFr (15,203)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 3,992	SFr (2,285)	SFr (15,203)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (3,992)	SFr 2,285	SFr 15,203
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (3,992)	SFr 2,285	SFr 15,203
Foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 19,478	SFr 42,913	SFr (166,581)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 19,478	SFr 42,913	SFr (166,581)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (19,478)	SFr (42,913)	SFr 166,581
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (19,478)	SFr (42,913)	SFr 166,581
Foreign exchange risk | Minimum
Financial risk management
Percentage of currency transactions economically hedged	50.00%
Foreign exchange risk | Maximum
Financial risk management
Percentage of currency transactions economically hedged	100.00%